LEASES - Schedule of Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Leases [Abstract]
Operating lease expenses	$ 6,768	$ 6,360	$ 6,401
Finance lease expenses:
Amortization of right-of-use assets	345	83	0
Interest on lease liabilities	118	30	0
Total finance lease expenses	463	113	0
Variable lease expenses	264	146	1,480
Short-term lease expenses	671	456	78
Other lease related expenses	5,842	4,479	4,207
Sublease income	(24)	(159)	(875)
Total lease expenses	$ 13,984	$ 11,395	$ 11,290